Vessel Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Operating Expenses
Crew costs	$ 23,963,712	$ 25,824,142	$ 23,283,420
Insurances	3,213,131	3,273,552	3,084,189
Stores	3,798,246	1,874,962	1,566,555
Spares	3,139,300	2,556,623	1,382,223
Repairs and surveys	1,964,837	2,188,650	1,826,758
Flag expenses	875,347	643,661	531,871
Lubricants	3,225,877	3,250,710	2,466,943
Telecommunication expenses	397,166	450,040	195,605
Miscellaneous expenses	1,856,642	1,679,945	1,402,896
Total	$ 42,434,258	$ 41,742,285	$ 35,740,460